UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 – June 30, 2015

Item 1.  Schedule of Investments.

STEINBERG SELECT FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2015

Shares	Security Description	Value

Common Stock - 97.9%
Consumer Discretionary - 33.1%
70,575	Aramark	$2,185,708
11,740	Charter Communications, Inc., Class A (a)	2,010,475
188,150	Hudson's Bay Co.	4,180,274
30,968	Jarden Corp. (a)	1,602,594
54,225	Liberty Global PLC, Class C (a)	2,745,412
117,325	News Corp., Class A (a)	1,711,772
48,300	Twenty-First Century Fox, Inc., Class A	1,571,923
40,855	Visteon Corp. (a)	4,288,958
		20,297,116
Energy - 14.3%
51,125	Euronav NV	757,161
29,740	Golar LNG Partners LP	733,686
122,800	Golar LNG, Ltd.	5,747,040
57,225	Navigator Holdings, Ltd. (a)	1,083,841
36,425	Seadrill Partners, LLC	449,485
		8,771,213
Financial - 5.0%
45,338	Arch Capital Group, Ltd. (a)	3,035,833

Health Care - 22.0%
40,945	Abbott Laboratories	2,009,581
79,875	Alere, Inc. (a)	4,213,406
9,409	Allergan PLC (a)	2,855,255
13,380	Express Scripts Holding Co. (a)	1,190,017
14,500	Laboratory Corp. of America Holdings (a)	1,757,690
11,005	Thermo Fisher Scientific, Inc.	1,428,009
		13,453,958
Industrials - 9.6%
63,780	Aecom Technology Corp. (a)	2,109,842
10,115	FedEx Corp.	1,723,596
5,675	Masco Corp.	151,352
48,310	Republic Services, Inc.	1,892,303
		5,877,093
Information Technology - 6.8%
15,600	Fidelity National Information Services, Inc.	964,080
138,950	Flextronics International, Ltd. (a)	1,571,524
56,055	NeuStar, Inc., Class A (a)	1,637,367
		4,172,971
Materials - 7.1%
79,920	Dominion Diamond Corp.	1,119,679
126,000	Platform Specialty Products Corp. (a)	3,223,080
		4,342,759
Total Common Stock (Cost $49,660,650)	59,950,943

Money Market Fund - 1.9%
1,167,048	Dreyfus Cash Management, 0.04% (b) (Cost $1,167,048)	1,167,048

Total Investments- 99.8% (Cost $50,827,698)*	$61,117,991

Other Assets & Liabilities, Net – 0.2%	97,058
Net Assets – 100.0%	$61,215,049

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,539,087
Gross Unrealized Depreciation	(1,248,794)
Net Unrealized Appreciation	$10,290,293

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$59,950,943
Level 2 - Other Significant Observable Inputs	1,167,048
Level 3 - Significant Unobservable Inputs	-
Total	$61,117,991

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 23, 2015

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	July 23, 2015